Additional Statement Of Cash Flows - Summary of additional information on transactions related to the cash flow statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-cash items
Hedge accounting, net of tax effects	R$ 70,569	R$ 51,165	R$ 9,172
Finance lease of new administrative building			8,739
Dividends and interest on equity declared and not yet paid	110,671	111,449	213,840
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	R$ (18,645)	R$ 6,797	R$ 1,875